iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  4 .3%
Amicus Therapeutics, Inc.
(a)
................... 438,225 $ 5,350,727
Catalyst Pharmaceuticals, Inc.
(a) (b)
............... 167,804 3,121,154
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
........ 233,893 2,897,934
Madrigal Pharmaceuticals, Inc.
(a)
............... 21,267 6,172,747
Vanda Pharmaceuticals, Inc.
(a)
................. 99,412 734,655
18,277,217
a
Pharmaceuticals  —  95 .5%
Aclaris Therapeutics, Inc.
(a)
................... 89,937 1,416,508
Amphastar Pharmaceuticals, Inc.
(a)
.............. 66,070 1,851,281
Amylyx Pharmaceuticals, Inc.
(a)
................ 69,673 2,574,417
Arvinas, Inc.
(a)
............................ 84,892 2,904,155
Atea Pharmaceuticals, Inc.
(a)
.................. 133,145 640,427
Axsome Therapeutics, Inc.
(a) (b)
................. 60,126 4,637,518
Bristol-Myers Squibb Co. ..................... 235,690 16,957,896
Cara Therapeutics, Inc.
(a)
.................... 79,292 851,596
Cassava Sciences, Inc.
(a) (b)
................... 66,012 1,949,994
Catalent, Inc.
(a) (b)
.......................... 315,407 14,196,469
Collegium Pharmaceutical, Inc.
(a) (b)
.............. 58,795 1,364,044
Corcept Therapeutics, Inc.
(a) (b)
................. 167,915 3,410,354
DICE Therapeutics, Inc.
(a)
.................... 59,320 1,850,784
Elanco Animal Health, Inc.
(a)
................... 781,232 9,546,655
Eli Lilly & Co. ............................ 213,475 78,097,694
Harmony Biosciences Holdings, Inc.
(a) (b)
........... 51,981 2,864,153
Innoviva, Inc.
(a)
........................... 110,008 1,457,606
Intra-Cellular Therapies, Inc.
(a)
................. 154,363 8,168,890
Jazz Pharmaceuticals PLC
(a)
.................. 110,355 17,580,655
Johnson & Johnson ........................ 531,657 93,917,209
Ligand Pharmaceuticals
(a)
.................... 28,128 1,878,950
Merck & Co., Inc. .......................... 171,121 18,985,875
Nuvation Bio, Inc. , Class A
(a)
.................. 240,550 461,856
Organon & Co. ........................... 445,802 12,451,250
Pacira BioSciences, Inc.
(a) (b)
................... 80,413 3,104,746
Security Shares Value
a
Pharmaceuticals (continued)
Perrigo Co. PLC .......................... 235,972 $ 8,044,285
Pfizer, Inc. .............................. 374,975 19,213,719
Phibro Animal Health Corp. , Class A ............. 35,728 479,113
Pliant Therapeutics, Inc.
(a)
.................... 58,882 1,138,189
Prestige Consumer Healthcare, Inc.
(a) (b)
........... 86,800 5,433,680
Reata Pharmaceuticals, Inc. , Class A
(a) (b)
.......... 48,937 1,859,117
Revance Therapeutics, Inc.
(a) (b)
................. 144,194 2,661,821
Royalty Pharma PLC , Class A ................. 447,157 17,671,645
Theravance Biopharma, Inc.
(a)
................. 101,225 1,135,745
Ventyx Biosciences, Inc.
(a)
.................... 48,626 1,594,447
Viatris, Inc. .............................. 1,728,323 19,236,235
Zoetis, Inc. , Class A ........................ 125,383 18,374,879
399,963,857
a
Total Long-Term  Investments — 99.8%
(Cost: $ 406,350,130 ) ................................ 418,241,074
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 16,838,981 16,844,033
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 570,383 570,383
a
Total Short-Term Securities — 4.2%
(Cost: $ 17,408,257 ) ................................. 17,414,416
Total Investments — 104.0%
(Cost: $ 423,758,387 ) ................................ 435,655,490
Liabilities in Excess of Other Assets — ( 4 .0 ) % ............... (16,773,818)
Net Assets — 100.0% ................................. $ 418,881,672
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,796,050  $ 5,043,536
(a)
$ —  $ 2,762  $ 1,685  $ 16,844,033  16,838,981  $ 329,186
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 400,000  170,383
(a)
—  —  —  570,383  570,383  9,003  —
(c)
$ 2,762  $ 1,685
$ 17,414,416
$ 338,189  $ —
(c)
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
Rounds to less than $1.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 4 03/17/23 $ 553 $ 1,721
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 418,241,074  $ —  $ —  $ 418,241,074
Short-Term Securities
Money Market Funds ...................................... 17,414,416  —  —  17,414,416
$ 435,655,490  $ —  $ —  $ 435,655,490
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,721  $ —  $ —  $ 1,721
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.